                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:
Name:    SELZ CAPITAL, LLC
Address: 600 FIFTH AVENUE (25TH FLOOR)
         NEW YORK NY 10020

Form 13F File Number: 28-028-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:    BERNARD SELZ
Title:   MANAGING MEMBER
Phone:   (212) 218-8270
Signature, Place, and Date of Signing:


/s/ Bernard Selz            NEW YORK, NY   APRIL 13, 2006
------------------------   -------------   --------------
[Signature]                [City, State]       [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
    Form 13F File Number        Name
    28-        --                           --
       ------------------       ------------------------
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:      0
 Form 13F Information Table Entry Total: 43
 Form 13F Information Table Value Total: $295,240
                                         (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                           NONE
     ----      ---------------------
     [Repeat as necessary.]
                          FORM 13F INFORMATION TABLE

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
        COLUMN 1            COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                                     VALUE   SHRS OR     SH/    PUT/ INVESTMENT  OTHERS      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS    CISIP   (X$1000)  PRN AMT     PRN    CALL DISCRETION MANAGERS   SOLE  SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD    COM              G3223R108    5,966    63,900 SH             SOLE                 10,000   --      53,900
AT&T INC                COM              00206R102   18,271   675,700 SH             SOLE                126,000   --     549,700
AFFORDABLE RESIDENTIAL
   CMTYS                COM              008273104    2,100   200,000 SH             SOLE                 38,000   --     162,000
AMERICAN INTL GROUP INC MAY 60 CALL      0268749E9      335       500 CONTRACTS      SOLE                     --   --         500
AMERICAN INTL GROUP INC COM              026874107   23,085   349,300 SH             SOLE                 50,000   --     299,300
AMERICAN TOWER CORP     CL A             029912201    2,122    70,000 SH             SOLE                 11,000   --      59,000
ANNALY MTG MGMT INC     COM              035710409      379    31,200 SH             SOLE                     --   --      31,200
CANON INC               ADR              138006309    6,882   104,200 SH             SOLE                 23,000   --      81,200
COMPTON PETE CORP       COM              204940100    8,286   650,000 SH             SOLE                112,000   --     538,000
CORNING INC             COM              219350105    7,266   270,000 SH             SOLE                 50,000   --     220,000
CROWN HOLDINGS INC      COM              228368106    1,419    80,000 SH             SOLE                 17,000   --      63,000
ENSCO INTL INC          COM              26874Q100    1,544    30,000 SH             SOLE                  7,000   --      23,000
EPIQ SYS INC            COM              26882D109      228    12,000 SH             SOLE                  1,000   --      11,000
EMDEON CORP             COM              290849108      443    41,000 SH             SOLE                  9,000   --      32,000
ESPEED INC              CL A             296643109    3,188   400,000 SH             SOLE                 96,000   --     304,000
FLAMEL TECHNOLOGIES SA  SPONSORED ADR    338488109    9,613   454,300 SH             SOLE                 67,000   --     387,300
FOXHOLLOW TECHNOLOGIES
   INC                  COM              35166A103   10,234   335,000 SH             SOLE                 50,000   --     285,000
GOLDCORP INC NEW        *W EXP 05/30/200 380956144    1,844   312,500 SH             SOLE                     --   --     312,500
GOLDCORP INC NEW        COM              380956409   24,497   837,500 SH             SOLE                180,250   --     657,250
GRACE W R & CO DEL NEW  COM              38388F108    1,064    80,000 SH             SOLE                 13,000   --      67,000
HIGHLAND HOSPITALITY
   CORP                 COM              430141101      636    50,000 SH             SOLE                     --   --      50,000
ISTAR FINL INC          COM              45031U101    4,130   107,900 SH             SOLE                 10,000   --      97,900
ISHARES INC             MSCI JAPAN       464286848    8,093   562,000 SH             SOLE                 66,000   --     496,000
LASERSCOPE              COM              518081104    2,365   100,000 SH             SOLE                 21,000   --      79,000
MEMC ELECTR MATLS INC   COM              552715104   29,340   794,700 SH             SOLE                138,000   --     656,700
MCKESSON CORP           COM              58155Q103    5,213   100,000 SH             SOLE                 21,000   --      79,000
MESA AIR GROUP INC      COM              590479101    9,900   865,408 SH             SOLE                153,000   --     712,408
PRECISION DRILLING TR   TR UNIT          740215108    2,418    75,000 SH             SOLE                 12,000   --      63,000
RANDGOLD RES LTD        ADR              752344309    3,888   214,000 SH             SOLE                 41,100   --     172,900
RIMAGE CORP             COM              766721104    4,358   193,000 SH             SOLE                 33,000   --     160,000
SANDISK CORP            COM              80004C101    6,471   112,500 SH             SOLE                 25,500   --      87,000
SEABRIGHT INSURANCE
   HLDGS IN             COM              811656107    1,742   100,000 SH             SOLE                  9,000   --      91,000
SMURFIT-STONE CONTAINER
   CORP                 COM              832727101    8,142   600,000 SH             SOLE                110,000   --     490,000
SPIRIT FIN CORP         COM              848568309      488    40,000 SH             SOLE                     --   --      40,000
SPRINT NEXTEL CORP      COM FON          852061100    4,393   170,000 SH             SOLE                 40,000   --     130,000
STREETTRACKS GOLD TR    GOLD SHS         863307104    2,324    40,000 SH             SOLE                  5,700   --      34,300
SUPERIOR ENERGY SVCS
   INC                  COM              868157108    1,607    60,000 SH             SOLE                 12,000   --      48,000
TESCO CORP              COM              88157K101   32,632 1,731,700 SH             SOLE                220,000   --   1,511,700
3-D SYS CORP DEL        COM NEW          88554D205   11,871   555,500 SH             SOLE                 81,000   --     474,500
VENTAS INC              COM              92276F100    6,536   197,000 SH             SOLE                     --   --     197,000
WEBEX COMMUNICATIONS
   INC                  COM              94767L109    6,734   200,000 SH             SOLE                 43,000   --     157,000
WRIGHT EXPRESS CORP     COM              98233Q105   12,623   450,000 SH             SOLE                100,000   --     350,000
ZI CORP                 COM              988918108      570   320,000 SH             SOLE                 80,000   --     240,000
                                                    -------
                                                    295,240
                                                    =======
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